Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 1	3.13%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 2	3.21%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 3	29.58
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 4	29.48
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 5	100.71%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 6	100.07%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 7	$ 0.26
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 8	0.18
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 9	0.00%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 10	0.00%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 1		0.28%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 2		0.10%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 3		0.13%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 4		1.49
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 5		1.25
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 6		1.03
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 7		81.57%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 8		77.51%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 9		107.62%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 10		0.61
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 11		0.65
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 12		$ 0.25
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 13		0.00%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 14		0.00%
Summary Of Significant Accounting Policies Fair Value, Liabilities Measured On Recurring And Nonrecurring Basis 15		0.00%